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                               THE RESERVE FUNDS
                         Reserve Private Equity Series:
    Reserve Blue Chip Growth Fund; Reserve Informed Investors Growth Fund;
             Reserve International Equity Fund; Reserve Large-Cap
                Growth Fund, Reserve Small-Cap Growth Fund and
                        Reserve Strategic Growth Fund

                       Supplement dated November 17, 1999
      to the Statement of Additional Information dated September 30, 1999
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          INVESTMENT MANAGEMENT, DISTRIBUTION AND CUSTODIAN AGREEMENTS
The sub section entitled, "Custodian, Independent Accountant and Counsel" should be revised to delete the reference to Dechert Price & Rhoads, and as such should read as follows:

Custodian and Independent Accountant. The Chase Manhattan Bank, 270 Park Avenue, New York, NY 10017 is Custodian of the Funds' securities and cash pursuant to a Custodian Agreement. The Custodian has no part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 is the Funds' independent accountant.